Additional Fund Statistics (Tables)	12 Months Ended
Dec. 31, 2024
Volumetric Fund | C000032757
Additional Fund Statistics	FUND STATISTICS
Net Assets	$ 40,770,705
Number of Portfolio Holdings	54
Total Advisory Fees	$ 749,385
Portfolio Turnover	46%